Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

13. Share-based compensation

In 2007, the Company adopted the Incentive Share Plan and subsequently the Company adopted the 2016 Equity Incentive Plan (together the “Share-based Plans”) under which the Company provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance units and performance shares to the employees, directors and consultants of the Company who render services to the Group. As of December 31, 2017, the Company’s total approved ordinary shares available for grants under the 2016 Equity Incentive plan was 9,499,144.

A summary of the incentive shares and stock options activities under the Company’s Share-based Plans in the year of 2016 and the year of 2017 is presented below:

	Number of incentive shares	Number of stock options	Weighted average grant-date fair value
		(US$)
Non-vested incentive shares and stock options as of December 31, 2015	2,278,096	—	1.2723
Granted	—	1,860,437	4.4700
Vested	(241,196)	—	0.4178
Forfeited	(60,600)	—	2.4813
Non-vested incentive shares and stock options as of December 31, 2016	1,976,300	1,860,437	2.8575
Vested	(455,166)	(386,317)	2.2052
Forfeited	(53,000)	(42,500)	3.4318
Non-vested incentive shares and stock options as of December 31, 2017	1,468,134	1,431,620	3.0279

Share-based compensation expense for incentive shares is recorded on a straight-line basis over the requisite service period, which is three to five years from the date of the grant. The weighted average exercise price of the stock options granted in 2016 was US$20.07. As of December 31, 2016 and 2017, the aggregate intrinsic value of these stock options granted was nil.The Company recognized share-based compensation expense for incentive shares and stock options of US$592 thousand, US$1,003 thousand and US$2,497 thousand as “general and administrative expenses” in the consolidated statements of comprehensive loss for the year ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017, there were US$9,344 thousand and US$6,532 thousand in total unrecognized compensation expense related to incentive shares and stock options respectively, which is expected to be recognized over a weighted-average period of 2.8 and 0.96 years, respectively.